Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 24,930,851	$ 13,174,125	$ 16,301,131
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	4,070,582	3,404,912	2,635,242
Allowance for credit losses			952,439
Loss on disposal of property and equipment	59,366	19,091	34,166
Deferred income taxes	298,228	238,883	(196,909)
Non-cash lease expense	4,319,670	3,501,753
Changes in operating lease right-of-use assets and operating lease liabilities upon lease modification	634,328
Changes in assets and liabilities:
Accounts receivable	(17,048,770)	(13,057,615)	(7,937,804)
Due from related parties	(9,929)
Prepayments	(447,976)	(2,097,963)	(887,778)
Prepayments, related parties	(248,456)		(95,244)
Other current assets	(740,237)	(1,510,847)	(970,199)
Operating lease liabilities	(3,955,614)	(3,037,030)
Accounts payable	1,454,416	2,017,431	147,818
Accounts payable - related parties	95,611	(10,440)	122,630
Wages payable	4,245,097	3,511,093	1,884,440
Income taxes recoverable	620,277	(192,965)	(548,893)
Income taxes payable	464,576	94,336	(153,896)
Deferred revenue	671,332	100,245	(221,771)
Accrued liabilities and other payables	4,934,855	(941,772)	1,077,098
Net cash provided by operating activities	24,049,979	5,213,237	12,142,470
Cash flows from investing activities
Purchase of property and equipment	(5,334,709)	(4,481,450)	(4,768,139)
Proceeds from sale of property and equipment	7,179	36,693	9,197
Advance to equity investee	(435,445)		(1,461)
Collection from equity investee	429,068
Advance to related parties	(381,309)	(214,111)	(105,827)
Repayment from related parties	171,179	198,017	117,802
Net cash used in investing activities	(5,544,037)	(4,460,851)	(4,748,428)
Cash flows from financing activities
Contribution from noncontrolling investor in subsidiary	108,970
Dividend distributed to noncontrolling investor in subsidiary		(213,722)	(355,232)
Borrowings from short-term loans	4,351,712	4,452,368	3,891,596
Repayment of short-term loans	(7,124,316)	(3,694,345)	(3,625,448)
Net cash provided by (used in) financing activities	(2,663,634)	544,301	(89,084)
Effect of exchange rate changes on cash and cash equivalents	2,498,744	(388,113)	(1,513,411)
Net change in cash and cash equivalents	18,341,052	908,574	5,791,547
Cash and cash equivalents, beginning of the year	25,328,486	24,419,912	18,628,365
Cash and cash equivalents, end of the year	43,669,538	25,328,486	24,419,912
Supplemental cash flow information
Interest paid	175,811	190,808	404,958
Income taxes paid	2,924,643	2,993,733	3,929,237
Non-cash investing and financing activities
Transfer from prepayments to property and equipment	705,933	904,309	392,637
Liabilities assumed in connection with purchase of property and equipment	7,200	24,512	88,112
Liability assumed in connection with acquisition of noncontrolling interest	830,308
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 7,069,165	$ 5,496,939